IFRS 7 - Disclosure - Liquidity Risk - Summary of Credit Related Commitments (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of commitments [Line Items]
Credit related commitments	$ 300,257	$ 280,359
Less than 1 month [member]
Disclosure of commitments [Line Items]
Credit related commitments	43,053	39,287
Later than one months and not later than three months [member]
Disclosure of commitments [Line Items]
Credit related commitments	22,587	21,865
3 - 6 months [member]
Disclosure of commitments [Line Items]
Credit related commitments	11,367	10,724
6 - 9 months [Member]
Disclosure of commitments [Line Items]
Credit related commitments	6,716	7,042
9 - 12 months [Member]
Disclosure of commitments [Line Items]
Credit related commitments	4,879	4,083
1 - 2 years [member]
Disclosure of commitments [Line Items]
Credit related commitments	11,622	14,976
2 - 5 years [member]
Disclosure of commitments [Line Items]
Credit related commitments	47,445	37,280
Over 5 years [member]
Disclosure of commitments [Line Items]
Credit related commitments	2,449	1,920
No specific maturity [member]
Disclosure of commitments [Line Items]
Credit related commitments	150,139	$ 143,182
Securities lending [member]
Disclosure of commitments [Line Items]
Credit related commitments	51,550
Securities lending [member] | Less than 1 month [member]
Disclosure of commitments [Line Items]
Credit related commitments	39,931
Securities lending [member] | Later than one months and not later than three months [member]
Disclosure of commitments [Line Items]
Credit related commitments	5,883
Securities lending [member] | 3 - 6 months [member]
Disclosure of commitments [Line Items]
Credit related commitments	5,736
Securities lending [member] | 6 - 9 months [Member]
Disclosure of commitments [Line Items]
Credit related commitments	0
Securities lending [member] | 9 - 12 months [Member]
Disclosure of commitments [Line Items]
Credit related commitments	0
Securities lending [member] | 1 - 2 years [member]
Disclosure of commitments [Line Items]
Credit related commitments	0
Securities lending [member] | 2 - 5 years [member]
Disclosure of commitments [Line Items]
Credit related commitments	0
Securities lending [member] | Over 5 years [member]
Disclosure of commitments [Line Items]
Credit related commitments	0
Securities lending [member] | No specific maturity [member]
Disclosure of commitments [Line Items]
Credit related commitments	0
Unutilized credit commitments [member]
Disclosure of commitments [Line Items]
Credit related commitments	224,746
Unutilized credit commitments [member] | Less than 1 month [member]
Disclosure of commitments [Line Items]
Credit related commitments	1,147
Unutilized credit commitments [member] | Later than one months and not later than three months [member]
Disclosure of commitments [Line Items]
Credit related commitments	5,278
Unutilized credit commitments [member] | 3 - 6 months [member]
Disclosure of commitments [Line Items]
Credit related commitments	2,844
Unutilized credit commitments [member] | 6 - 9 months [Member]
Disclosure of commitments [Line Items]
Credit related commitments	2,718
Unutilized credit commitments [member] | 9 - 12 months [Member]
Disclosure of commitments [Line Items]
Credit related commitments	3,122
Unutilized credit commitments [member] | 1 - 2 years [member]
Disclosure of commitments [Line Items]
Credit related commitments	10,886
Unutilized credit commitments [member] | 2 - 5 years [member]
Disclosure of commitments [Line Items]
Credit related commitments	46,306
Unutilized credit commitments [member] | Over 5 years [member]
Disclosure of commitments [Line Items]
Credit related commitments	2,306
Unutilized credit commitments [member] | No specific maturity [member]
Disclosure of commitments [Line Items]
Credit related commitments	150,139
Backstop liquidity facilities [member]
Disclosure of commitments [Line Items]
Credit related commitments	10,520
Backstop liquidity facilities [member] | Less than 1 month [member]
Disclosure of commitments [Line Items]
Credit related commitments	0
Backstop liquidity facilities [member] | Later than one months and not later than three months [member]
Disclosure of commitments [Line Items]
Credit related commitments	8,750
Backstop liquidity facilities [member] | 3 - 6 months [member]
Disclosure of commitments [Line Items]
Credit related commitments	630
Backstop liquidity facilities [member] | 6 - 9 months [Member]
Disclosure of commitments [Line Items]
Credit related commitments	726
Backstop liquidity facilities [member] | 9 - 12 months [Member]
Disclosure of commitments [Line Items]
Credit related commitments	92
Backstop liquidity facilities [member] | 1 - 2 years [member]
Disclosure of commitments [Line Items]
Credit related commitments	309
Backstop liquidity facilities [member] | 2 - 5 years [member]
Disclosure of commitments [Line Items]
Credit related commitments	0
Backstop liquidity facilities [member] | Over 5 years [member]
Disclosure of commitments [Line Items]
Credit related commitments	13
Backstop liquidity facilities [member] | No specific maturity [member]
Disclosure of commitments [Line Items]
Credit related commitments	0
Standby and performance letters of credit [member]
Disclosure of commitments [Line Items]
Credit related commitments	13,242
Standby and performance letters of credit [member] | Less than 1 month [member]
Disclosure of commitments [Line Items]
Credit related commitments	1,940
Standby and performance letters of credit [member] | Later than one months and not later than three months [member]
Disclosure of commitments [Line Items]
Credit related commitments	2,586
Standby and performance letters of credit [member] | 3 - 6 months [member]
Disclosure of commitments [Line Items]
Credit related commitments	2,108
Standby and performance letters of credit [member] | 6 - 9 months [Member]
Disclosure of commitments [Line Items]
Credit related commitments	3,261
Standby and performance letters of credit [member] | 9 - 12 months [Member]
Disclosure of commitments [Line Items]
Credit related commitments	1,651
Standby and performance letters of credit [member] | 1 - 2 years [member]
Disclosure of commitments [Line Items]
Credit related commitments	427
Standby and performance letters of credit [member] | 2 - 5 years [member]
Disclosure of commitments [Line Items]
Credit related commitments	1,139
Standby and performance letters of credit [member] | Over 5 years [member]
Disclosure of commitments [Line Items]
Credit related commitments	130
Standby and performance letters of credit [member] | No specific maturity [member]
Disclosure of commitments [Line Items]
Credit related commitments	0
Documentary and commercial letters of credit [member]
Disclosure of commitments [Line Items]
Credit related commitments	199
Documentary and commercial letters of credit [member] | Less than 1 month [member]
Disclosure of commitments [Line Items]
Credit related commitments	35
Documentary and commercial letters of credit [member] | Later than one months and not later than three months [member]
Disclosure of commitments [Line Items]
Credit related commitments	90
Documentary and commercial letters of credit [member] | 3 - 6 months [member]
Disclosure of commitments [Line Items]
Credit related commitments	49
Documentary and commercial letters of credit [member] | 6 - 9 months [Member]
Disclosure of commitments [Line Items]
Credit related commitments	11
Documentary and commercial letters of credit [member] | 9 - 12 months [Member]
Disclosure of commitments [Line Items]
Credit related commitments	14
Documentary and commercial letters of credit [member] | 1 - 2 years [member]
Disclosure of commitments [Line Items]
Credit related commitments	0
Documentary and commercial letters of credit [member] | 2 - 5 years [member]
Disclosure of commitments [Line Items]
Credit related commitments	0
Documentary and commercial letters of credit [member] | Over 5 years [member]
Disclosure of commitments [Line Items]
Credit related commitments	0
Documentary and commercial letters of credit [member] | No specific maturity [member]
Disclosure of commitments [Line Items]
Credit related commitments	$ 0